UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/2008

Date of reporting period:	7/31/2007

Item 1.            Schedule of Investments

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Columbia Core Bond Fund

	Par ($ )	Value ($ )*
Mortgage-Backed Securities – 37.3%
Federal Home Loan Mortgage Corp.
4.500% 08/01/20	3,591,109	3,424,792
4.500% 09/01/20	2,467,156	2,352,893
4.500% 01/01/21	27,915,310	26,622,457
4.500% 06/01/21	1,747	1,666
5.000% 12/01/13	1,192,521	1,166,855
5.000% 01/01/19	357,833	348,623
5.000% 05/01/21	13,078,879	12,694,901
5.000% 02/01/22	24,155,694	23,412,742
5.500% 02/01/18	1,132,925	1,123,427
5.500% 03/01/18	313,764	311,133
5.500% 04/01/21	9,471,261	9,355,008
5.500% 10/01/21	6,925,462	6,840,456
5.500% 03/01/33	77,879	75,597
6.000% 11/01/28	219,849	219,884
6.500% 04/01/32	374,682	381,947
7.000% 12/01/10	43,354	44,237
7.000% 12/01/14	74,018	76,375
7.000% 11/01/25	4,404	4,555
7.000% 03/01/27	4,497	4,651
7.000% 10/01/31	53,342	55,088
7.500% 09/01/25	2,475	2,591
7.500% 10/01/29	119,621	125,088
8.000% 06/01/26	2,836	2,984
8.750% 09/01/09	2,219	2,246
8.750% 07/01/15	304	305
9.000% 10/01/15	65	65
9.000% 04/01/17	3,261	3,315
9.250% 05/01/09	29,149	30,056
9.250% 08/01/15	3,663	3,717
9.500% 09/01/10	2,883	2,980
9.500% 03/01/11	207	218
9.500% 04/01/11	1,773	1,869
9.500% 09/01/16	1,272	1,373
9.500% 11/01/16	811	874
10.000% 02/01/09	870	906
10.000% 05/01/11	4,317	4,342
10.000% 12/01/13	826	844
TBA,
5.000% 08/01/37(a)	37,270,000	34,952,253

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
5.240% 09/01/12	2,416,295	2,413,541
5.500% 10/01/21	4,349,225	4,295,936
6.000% 05/01/13	82,577	83,409
6.000% 04/01/21	661,291	665,465
6.000% 05/01/21	193,831	195,055
6.000% 07/01/21	311,611	313,579
6.000% 12/01/31	882,051	887,038
6.000% 03/01/36	15,699,445	15,565,922
6.000% 10/01/36	43,665,741	43,294,365
6.000% 01/01/37	35,670,279	35,366,904
6.120% 10/01/08	1,324,636	1,335,378
6.500% 05/01/11	206,644	210,521
6.500% 06/01/13	74,911	76,597
6.500% 06/01/28	134,862	137,736
6.500% 06/01/31	176,553	180,059
6.500% 08/01/31	651,724	664,665
6.500% 09/01/31	283,071	288,692
6.500% 11/01/36	45,276,744	45,739,069
6.565% 12/01/07	1,551,133	1,546,687
6.600% 11/01/07	1,412,209	1,408,202
7.000% 06/01/32	51,364	53,231
7.199% 08/01/36(b)	166,046	166,224
7.500% 10/01/15	37,495	38,655
7.500% 01/01/30	12,558	13,141
7.500% 03/01/30	19,682	20,566
7.785% 02/01/19	1,932,095	2,040,999
8.000% 12/01/09	14	14
8.000% 12/01/29	309,041	327,026
8.000% 02/01/30	35,456	37,465
8.000% 03/01/30	61,598	64,887
8.000% 04/01/30	69,539	73,251
8.000% 05/01/30	11,182	11,778
8.500% 08/01/17	1,654	1,738
10.000% 10/01/20	145,832	162,996
10.000% 12/01/20	219,346	245,838
TBA:
5.000% 08/01/37(a)	109,325,000	102,526,297
5.500% 08/01/37(a)	192,609,000	185,988,066
6.000% 08/01/37(a)	36,485,000	36,142,953
6.500% 08/01/37(a)	4,840,000	4,888,400

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
5.375% 04/20/22(b)	299,562	302,713
5.500% 12/15/13	6,433	6,413
5.500% 01/15/14	45,952	45,779
5.500% 02/15/14	92,611	92,263
5.500% 03/15/14	198,322	197,576
5.500% 04/15/14	154,257	153,677
5.500% 05/15/14	137,241	136,725
5.500% 06/15/14	167,034	166,406
5.750% 07/20/21(b)	63,950	64,705
5.750% 07/20/22(b)	74,398	75,208
6.500% 06/15/11	25,881	26,434
6.500% 08/15/12	11,867	12,158
6.500% 03/15/13	22,706	23,252
6.500% 04/15/13	35,551	36,403
6.500% 05/15/13	39,577	40,526
6.500% 06/15/13	779	798
6.500% 07/15/13	21,745	22,267
6.500% 09/15/13	97,577	99,916
6.500% 10/15/13	357,481	366,052
6.500% 11/15/13	143,043	146,473
6.500% 07/15/14	14,610	14,959
6.500% 08/15/14	76,369	78,191
6.500% 06/15/28	97,571	99,861
6.500% 01/15/29	46,828	47,928
6.500% 03/15/29	1,956	2,001
6.500% 09/15/32	42,173	43,103
7.000% 05/15/12	51,936	53,622
7.000% 09/15/13	40,163	41,454
7.000% 11/15/22	81,520	85,061
7.000% 10/15/23	70,886	74,046
7.000% 06/15/26	242,886	253,936
7.000% 10/15/27	26,988	28,215
7.000% 05/15/28	84,305	88,096
7.000% 06/15/28	10,409	10,877
7.000% 12/15/28	136,772	142,923
7.000% 08/15/29	26,679	27,878
7.000% 02/15/30	12,460	13,018
7.000% 05/15/32	169,766	177,315
7.500% 04/15/26	141,817	148,659
7.500% 02/15/27	16,078	16,854
7.500% 09/15/29	512,043	536,464
7.500% 03/15/30	86,446	90,538

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
8.000% 06/15/25	4,936	5,233
8.000% 10/15/25	18,412	19,523
8.000% 01/15/26	12,287	13,034
8.000% 02/15/26	3,041	3,226
8.000% 05/15/26	2,236	2,373
8.000% 06/15/26	12,292	13,040
8.000% 03/15/27	21,170	22,455
9.000% 03/15/08	1,879	1,910
9.000% 11/15/08	1,299	1,320
9.000% 11/15/17	61,862	66,132
9.500% 09/15/16	7,752	8,380
9.500% 08/15/20	1,980	2,160
9.500% 12/15/20	2,634	2,873
10.000% 05/15/16	3,284	3,646
10.000% 07/15/17	16,474	18,340
10.000% 08/15/17	4,350	4,842
10.000% 08/15/18	451	502
11.500% 06/15/13	24,954	27,741

Total Mortgage-Backed Securities (cost of $614,732,530)		615,433,131
Corporate Fixed-Income Bonds & Notes – 24.3%

BASIC MATERIALS – 0.6%
Forest Products & Paper – 0.3%
Weyerhaeuser Co.
7.375% 03/15/32	4,590,000	4,532,409
Forest Products & Paper Total		4,532,409
Metals & Mining – 0.3%
Vale Overseas Ltd.
6.250% 01/23/17	5,330,000	5,275,954
Metals & Mining Total		5,275,954
BASIC MATERIALS TOTAL		9,808,363
COMMUNICATIONS – 1.8%
Media – 1.1%
Time Warner Entertainment Co. LP
7.250% 09/01/08	1,785,000	1,819,147
Time Warner, Inc.
5.875% 11/15/16	3,045,000	2,935,286
6.500% 11/15/36	4,890,000	4,641,226
9.125% 01/15/13	927,000	1,069,130

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Viacom, Inc.
5.750% 04/30/11	2,920,000	2,909,818
6.875% 04/30/36	4,545,000	4,274,073
Media Total		17,648,680
Telecommunication Services – 0.7%
Nextel Communications, Inc.
6.875% 10/31/13	1,090,000	1,046,400
7.375% 08/01/15	2,065,000	2,003,050
Sprint Capital Corp.
8.750% 03/15/32	845,000	928,576
Telefonica Emisiones SAU
6.221% 07/03/17	1,325,000	1,313,050
7.045% 06/20/36	2,500,000	2,546,122
Verizon Communications, Inc.
6.250% 04/01/37	4,025,000	3,864,415
Telecommunication Services Total		11,701,613
COMMUNICATIONS TOTAL		29,350,293
CONSUMER CYCLICAL – 2.2%
Airlines – 0.0%
Continental Airlines, Inc.
7.461% 04/01/15	751,465	757,101
Airlines Total		757,101
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
5.840% 09/10/07(b)	5,180,000	5,182,274
Auto Manufacturers Total		5,182,274
Home Builders – 0.5%
D.R. Horton, Inc.
5.625% 09/15/14	1,855,000	1,650,757
5.625% 01/15/16(c)	310,000	264,195
6.500% 04/15/16	3,885,000	3,530,898
Lennar Corp.
6.500% 04/15/16	750,000	694,742
Toll Brothers Finance Corp.
5.150% 05/15/15	1,500,000	1,309,654
Home Builders Total		7,450,246
Lodging – 0.2%
Harrah’s Operating Co., Inc.
5.625% 06/01/15	4,005,000	2,903,625
Lodging Total		2,903,625

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 1.2%
CVS Caremark Corp.
5.298% 01/11/27(d)	866,213	819,057
6.036% 12/10/28(d)	3,327,748	3,294,937
Federated Department Stores, Inc.
6.900% 04/01/29	1,760,000	1,553,805
Federated Retail Holdings, Inc.
5.350% 03/15/12	455,000	451,854
Home Depot, Inc.
5.875% 12/16/36	1,260,000	1,093,999
JC Penney Corp., Inc.
7.400% 04/01/37(c)	1,585,000	1,623,398
Limited Brands, Inc.
6.900% 07/15/17	2,860,000	2,849,733
6.950% 03/01/33	1,275,000	1,171,331
7.600% 07/15/37	3,345,000	3,333,078
Macy’s Retail Holdings, Inc.
5.900% 12/01/16	2,095,000	2,026,328
Wal-Mart Stores, Inc.
5.250% 09/01/35	1,405,000	1,228,410
Retail Total		19,445,930
CONSUMER CYCLICAL TOTAL		35,739,176
CONSUMER NON-CYCLICAL – 1.4%
Beverages – 0.2%
SABMiller PLC
6.200% 07/01/11(d)	2,755,000	2,812,001
Beverages Total		2,812,001
Food – 0.7%
ConAgra Foods, Inc.
7.000% 10/01/28	3,510,000	3,587,708
Fred Meyer, Inc.
7.450% 03/01/08	2,444,000	2,470,028
Kroger Co.
7.500% 04/01/31	1,255,000	1,314,919
8.000% 09/15/29(c)	2,930,000	3,183,644
Food Total		10,556,299

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.2%
Fortune Brands, Inc.
5.125% 01/15/11	3,815,000	3,776,827
Household Products/Wares Total		3,776,827
Pharmaceuticals – 0.3%
Wyeth
5.500% 02/15/16	5,680,000	5,558,971
Pharmaceuticals Total		5,558,971
CONSUMER NON-CYCLICAL TOTAL		22,704,098
ENERGY – 2.6%
Oil & Gas – 1.7%
Anadarko Petroleum Corp.
5.950% 09/15/16	2,975,000	2,923,550
Canadian Natural Resources Ltd.
6.250% 03/15/38	3,950,000	3,775,837
Gazprom International SA
7.201% 02/01/20	224,132	228,055
Hess Corp.
7.300% 08/15/31	2,085,000	2,259,614
Marathon Oil Corp.
6.000% 07/01/12	3,065,000	3,137,929
Nexen, Inc.
5.875% 03/10/35	3,495,000	3,160,046
Qatar Petroleum
5.579% 05/30/11(d)	2,484,476	2,497,765
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16(d)	2,130,000	2,121,927
Talisman Energy, Inc.
5.850% 02/01/37	2,145,000	1,905,322
Valero Energy Corp.
6.625% 06/15/37	4,660,000	4,638,336
6.875% 04/15/12(c)	2,547,000	2,658,828
Oil & Gas Total		29,307,209
Pipelines – 0.9%
Duke Capital LLC
4.370% 03/01/09	1,415,000	1,392,555
Energy Transfer Partners LP
6.125% 02/15/17	3,205,000	3,083,124
Kinder Morgan Energy Partners LP
6.950% 01/15/38	1,945,000	1,944,625

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Plains All American Pipeline LP
6.650% 01/15/37	2,385,000	2,351,550
TEPPCO Partners LP
7.625% 02/15/12(c)	1,311,000	1,405,143
TransCanada Pipelines Ltd.
6.350% 05/15/67(b)	4,590,000	4,296,130
Pipelines Total		14,473,127
ENERGY TOTAL		43,780,336
FINANCIALS – 12.5%
Banks – 3.8%
Bank One Corp.
7.875% 08/01/10	1,835,000	1,957,987
HSBC Bank USA
3.875% 09/15/09	9,145,000	8,868,318
Lloyds TSB Group PLC
6.267% 12/31/49(b)(d)	3,125,000	2,808,056
M&I Marshall & Ilsley Bank
5.300% 09/08/11(c)	5,130,000	5,102,857
PNC Funding Corp.
5.125% 12/14/10	3,105,000	3,081,393
5.625% 02/01/17	1,745,000	1,702,443
Regions Financing Trust II
6.625% 05/15/47(b)	1,075,000	1,029,154
Scotland International Finance
4.250% 05/23/13(d)	1,700,000	1,593,555
Union Planters Corp.
4.375% 12/01/10	4,155,000	4,070,250
USB Capital IX
6.189% 04/15/42(b)	6,260,000	6,186,514
Wachovia Capital Trust III
5.800% 03/15/42(b)	3,590,000	3,520,907
Wachovia Corp.
5.625% 12/15/08	2,790,000	2,798,030
Wells Fargo & Co.
4.875% 01/12/11	5,560,000	5,483,178
5.300% 08/26/11	6,520,000	6,484,368
5.460% 09/15/09(b)	8,065,000	8,081,888
Banks Total		62,768,898

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 5.3%
Bear Stearns Cos. Inc
5.550% 01/22/17(c)	1,540,000	1,407,309
Capital One Capital IV
6.745% 02/17/37(b)	5,355,000	4,650,062
CIT Group, Inc.
5.850% 09/15/16	3,885,000	3,695,878
Countrywide Financial Corp.
5.800% 06/07/12	1,565,000	1,504,629
Ford Motor Credit Co.
7.375% 10/28/09	5,915,000	5,710,436
7.375% 02/01/11	1,630,000	1,523,281
General Electric Capital Corp.
5.480% 12/15/09(b)(c)(e)	5,775,000	5,787,485
6.750% 03/15/32	4,400,000	4,791,314
Goldman Sachs Group, Inc.
5.300% 02/14/12	16,365,000	16,018,569
HSBC Finance Corp.
5.640% 11/16/09(b)	7,540,000	7,577,986
International Lease Finance Corp.
4.875% 09/01/10	3,200,000	3,151,030
Merrill Lynch & Co., Inc.
5.700% 05/02/17(c)	6,560,000	6,190,305
Morgan Stanley
5.750% 10/18/16	9,630,000	9,394,412
Prudential Funding LLC
6.600% 05/15/08(d)	2,860,000	2,879,980
Residential Capital Corp.
6.375% 06/30/10	3,000,000	2,824,110
6.500% 06/01/12	1,900,000	1,723,575
Residential Capital LLC
6.500% 04/17/13	1,095,000	982,627
SLM Corp.
5.000% 10/01/13	150,000	128,597
5.375% 05/15/14	2,590,000	2,223,888
5.570% 07/25/08(b)	4,345,000	4,298,543
ZFS Finance USA Trust I
6.500% 05/09/37(b)(d)	1,900,000	1,779,280
Diversified Financial Services Total		88,243,296
Insurance – 1.1%
Hartford Life Global Fundin[g] Trusts
5.530% 09/15/09(b)	3,530,000	3,541,946

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
ING Groep NV
5.775% 12/29/49(b)	3,300,000	3,173,425
Liberty Mutual Group, Inc.
7.500% 08/15/36(d)	4,615,000	4,545,110
Metlife, Inc.
6.400% 12/15/36	3,825,000	3,420,522
Prudential Financial, Inc.
4.750% 04/01/14(c)	2,900,000	2,746,691
Insurance Total		17,427,694
Real Estate – 0.2%
ERP Operating LP
5.750% 06/15/17	3,655,000	3,542,770
Real Estate Total		3,542,770
Real Estate Investment Trusts (REITs) – 1.9%
Archstone-Smith Trust
5.750% 03/15/16(c)	7,060,000	6,980,017
Camden Property Trust
5.375% 12/15/13	1,744,000	1,687,652
Health Care Property Investors, Inc.
6.300% 09/15/16	3,450,000	3,431,984
7.072% 06/08/15	2,380,000	2,474,662
Highwoods Properties, Inc.
5.850% 03/15/17	995,000	958,754
Hospitality Properties Trust
5.625% 03/15/17	2,140,000	2,045,179
iStar Financial, Inc.
5.800% 03/15/11	3,000,000	2,992,077
Liberty Property LP
5.500% 12/15/16	2,975,000	2,893,684
Simon Property Group LP
5.450% 03/15/13(c)	3,555,000	3,501,049
5.875% 03/01/17(c)	4,250,000	4,211,478
Real Estate Investment Trusts (REITs) Total		31,176,536

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.2%
Washington Mutual Preferred Funding Delaware
6.534% 03/29/49(b)(d)	3,600,000	3,497,832
Savings & Loans Total		3,497,832
FINANCIALS TOTAL		206,657,026
INDUSTRIALS – 0.7%
Aerospace & Defense – 0.2%
Raytheon Co.
7.200% 08/15/27	2,595,000	2,912,350
Aerospace & Defense Total		2,912,350
Transportation – 0.5%
BNSF Funding Trust I
6.613% 12/15/55(b)	800,000	700,350
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	1,550,000	1,458,873
7.950% 08/15/30	1,260,000	1,451,676
Union Pacific Corp.
6.650% 01/15/11	5,550,000	5,722,944
Transportation Total		9,333,843
INDUSTRIALS TOTAL		12,246,193
UTILITIES – 2.5%
Electric – 1.9%
American Electric Power Co., Inc.
5.250% 06/01/15	1,465,000	1,403,734
Carolina Power & Light Co.
5.125% 09/15/13	2,545,000	2,479,873
Commonwealth Edison Co.
4.700% 04/15/15(c)	1,250,000	1,149,118
5.900% 03/15/36(c)	790,000	729,085
5.950% 08/15/16	2,825,000	2,795,052
6.950% 07/15/18	1,575,000	1,547,438
Dominion Resources, Inc.
5.660% 09/28/07(b)	5,965,000	5,965,787
Duke Energy Corp.
5.300% 10/01/15(c)	2,400,000	2,319,026
FPL Energy National Wind LLC
5.608% 03/10/24(d)	894,090	867,473
MidAmerican Energy Holdings Co.
5.875% 10/01/12	2,855,000	2,895,644
Pacific Gas & Electric Co.
6.050% 03/01/34	2,230,000	2,165,100

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Progress Energy, Inc.
7.750% 03/01/31	3,755,000	4,329,019
Southern California Edison Co.
5.000% 01/15/16(c)	2,500,000	2,375,168
Southern Power Co.
6.375% 11/15/36	850,000	814,016
Electric Total		31,835,533
Gas – 0.6%
Atmos Energy Corp.
4.950% 10/15/14(c)	3,475,000	3,259,248
6.350% 06/15/17	1,760,000	1,788,968
Nakilat, Inc.
6.067% 12/31/33(d)	1,895,000	1,811,241
Southern California Gas Co.
5.530% 12/01/09(b)	2,080,000	2,084,166
Gas Total		8,943,623
UTILITIES TOTAL		40,779,156

Total Corporate Fixed-Income Bonds & Notes (cost of $413,755,014)		401,064,641
Asset-Backed Securities – 13.3%
ACE Securities Corp.
5.450% 05/25/36(b)	3,050,000	3,045,970
AmeriCredit Automobile Receivables Trust
3.930% 10/06/11	3,500,000	3,455,078
4.730% 07/06/10	2,500,000	2,488,918
Bay View Auto Trust
5.310% 06/25/14	2,550,000	2,547,218
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	3,415	3,417
Capital Auto Receivables Asset Trust
5.500% 04/20/10(d)	1,850,000	1,853,751
5.730% 03/15/11	4,000,000	4,019,184
Carmax Auto Owner Trust
5.370% 06/15/12	2,125,000	2,125,782
Centex Home Equity
5.590% 10/25/35(b)	2,134,109	2,133,534

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
Chase Manhattan Auto Owner Trust
2.830% 09/15/10	1,105,966	1,094,645
Citibank Credit Card Master Trust I
5.875% 03/10/11	4,000,000	4,047,354
CitiFinancial Mortgage Securities, Inc.
2.645% 04/25/34	1,301,338	1,264,121
Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35	2,800,000	2,748,295
5.598% 03/25/36	1,900,000	1,886,769
5.666% 08/25/35	1,885,000	1,834,817
Countrywide Asset-Backed Certificates
5.430% 06/25/21(b)	6,222,662	6,201,097
5.440% 01/25/37(b)	4,292,335	4,291,969
Countrywide Home Equity Loan Trust
5.540% 01/15/34(b)	1,260,145	1,257,956
Credit-Based Asset Servicing and Securitization
5.545% 11/25/35	2,950,000	2,871,872
Equity One ABS, Inc.
5.660% 07/25/34(b)	405,304	402,838
First Plus Home Loan Trust
7.720% 05/10/24	24,780	25,004
Ford Credit Auto Owner Trust
4.080% 06/15/10	3,500,000	3,460,603
5.680% 06/15/12	2,300,000	2,313,310
Fremont Home Loan Trust
5.420% 05/25/36(b)	4,000,000	3,996,882
5.430% 02/25/36(b)	6,925,000	6,912,565
GE Equipment Small Ticket LLC
4.620% 12/22/14(d)	1,044,866	1,036,300
5.120% 06/22/15(d)	3,581,759	3,591,456
Green Tree Financial Corp.
8.250% 07/15/27(b)	612,741	644,962
GS Auto Loan Trust
4.980% 11/15/13	1,841,786	1,835,461
GSAA Trust
4.316% 11/25/34(b)	1,946,877	1,899,357
5.400% 03/25/37(b)	7,798,987	7,800,054
HSBC Asset Loan Obligation
5.380% 12/25/36(b)	7,802,119	7,801,522
Hyundai Auto Receivables Trust
4.200% 02/15/12	2,650,000	2,619,698
JPMorgan Mortgage Acquisition Corp.
5.627% 10/25/35	3,651,000	3,642,064

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
Long Beach Auto Receivables Trust
4.522% 06/15/12	3,000,000	2,968,919
Memory Lane Advance Receivables Backed Notes
5.027% 10/24/14(d)	5,000,000	4,949,200
Merrill Lynch Mort[g]a[g]e Investors, Inc.
5.470% 05/25/37(b)	4,829,228	4,639,443
Morgan Stanley Mort[g]a[g]e Loan Trust
5.450% 08/25/36(b)	5,663,267	5,618,882
Nomura Home Equity Loan, Inc.
5.440% 03/25/36(b)	2,000,000	1,993,917
Oakwood Mort[g]a[g]e Investors, Inc.
7.100% 08/15/27	557,039	559,410
Onyx Acceptance Grantor Trust
3.890% 02/15/11	1,360,925	1,348,910
Ori[g]en Manufactured Housin[g]
4.490% 05/15/18	1,034,662	1,025,459
Renaissance Home Equity Loan Trust
5.565% 02/25/36	11,465,000	11,421,900
Residential Asset Mort[g]a[g]e Products, Inc.
3.981% 04/25/29	291,675	290,312
4.480% 09/25/29(b)	337,800	336,396
5.390% 05/25/36(b)	4,398,100	4,397,867
5.670% 10/25/34	2,250,000	2,065,003
Residential Funding Mortgage Securities II, Inc.
4.700% 08/25/34	1,643,897	1,628,349
5.110% 09/25/35	2,500,000	2,340,391
Small Business Administration
4.340% 03/01/24	10,822,527	10,162,240
4.500% 03/01/23	5,245,480	5,010,314
4.890% 09/01/22	4,424,036	4,327,880
5.110% 04/01/25	3,458,424	3,396,888
5.180% 05/01/24	7,047,153	6,960,224
5.240% 08/01/23	5,180,303	5,149,053
5.310% 08/01/22	6,043,433	6,040,270
5.520% 06/01/24	3,190,997	3,203,966
5.570% 03/01/26	2,608,858	2,619,495
5.660% 07/01/22	2,708,619	2,733,454
6.000% 09/01/18	2,124,662	2,156,940
Soundview Home Equity Loan Trust
5.410% 07/25/36(b)	8,500,000	8,496,533

	Par ($)	Value ($)
Asset-Backed Securities – (continued)
Wachovia Auto Loan Owner Trust
5.650% 02/20/13	5,000,000	5,040,393
Wells Fargo Financial Auto Owner Trust
2.670% 08/16/10	3,897,077	3,871,060
WFS Financial Owner Trust
2.810% 08/22/11	4,172,051	4,137,753
4.620% 11/19/12	3,500,000	3,475,087

Total Asset-Backed Securities (cost of $221,817,082)		219,519,731
Government & Agency Obligations – 9.5%
FOREIGN GOVERNMENT OBLIGATIONS – 2.3%
European Investment Bank
5.125% 05/30/17(c)	6,825,000	6,742,138
Export Development of Canada
4.000% 08/01/07	2,325,000	2,325,000
Hydro Quebec
8.500% 12/01/29	2,240,000	3,024,226
Province of Manitoba
5.000% 02/15/12	2,065,000	2,052,412
Province of New Brunswick
5.200% 02/21/17	5,500,000	5,437,146
Province of Nova Scotia
5.125% 01/26/17	1,055,000	1,029,556
Province of Ontario
5.000% 10/18/11	1,500,000	1,495,278
Province of Quebec
5.000% 03/01/16(c)	8,545,000	8,298,724
6.125% 01/22/11	2,000,000	2,059,786
Republic of South Africa
6.500% 06/02/14	2,134,000	2,189,911
Swedish Export Credit
5.125% 03/01/17(c)	4,400,000	4,286,511
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		38,940,688
U.S. GOVERNMENT AGENCIES – 2.8%
Federal Home Loan Mortgage Corp.
5.200% 03/05/19(c)	5,000,000	4,838,375
5.500% 03/05/09	2,565,000	2,565,611
5.750% 06/27/16(c)	3,000,000	3,042,492
Federal National Mortgage Association
5.000% 05/11/17(c)	1,980,000	1,921,247
5.500% 03/26/14(c)	8,000,000	7,968,424

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
5.800% 02/09/26	2,000,000	1,965,436
6.000% 04/18/36	11,200,000	11,179,336
6.125% 08/17/26	12,475,000	12,432,136
U.S. GOVERNMENT AGENCIES TOTAL		45,913,057
U.S. GOVERNMENT OBLIGATIONS – 4.4%
U.S. Treasury Bonds
4.500% 05/15/17(c)	27,655,000	27,065,174
4.500% 02/15/36(c)	17,420,000	16,287,700
6.250% 08/15/23(c)	2,868,000	3,252,266
U.S. Treasury Notes
4.500% 04/30/09	8,140,000	8,124,737
4.625% 07/31/12	2,305,000	2,306,261
4.875% 06/30/12(c)	14,800,000	14,971,118
U.S. GOVERNMENT OBLIGATIONS TOTAL		72,007,256

Total Government & Agency Obligations (cost of $156,531,810)		156,861,001
Commercial Mortgage-Backed Securities – 8.0%
Bear Stearns Commercial Mortgage Securities
5.934% 09/11/38(b)	7,500,000	7,444,733
Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,765,000	3,540,487
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.366% 12/11/49(b)	8,965,000	8,526,665
5.648% 10/15/48	11,000,000	10,745,829
CS First Boston Mortgage Securities Corp.
5.416% 02/15/40	14,478,000	13,872,504
Greenwich Capital Commercial Funding Corp.
6.111% 07/10/38(b)	6,545,000	6,559,533
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780% 07/15/42	3,000,000	2,785,604
4.878% 01/15/42	2,000,000	1,891,630
5.313% 08/15/42(b)(d)	2,500,000	2,215,484
5.440% 05/15/45	11,650,000	11,224,717
5.466% 06/12/47(b)	17,605,000	16,866,581
5.565% 04/15/43(b)	5,700,000	5,512,630

	Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
5.855% 06/12/43(b)	11,270,000	11,210,820
6.066% 04/15/45(b)	4,725,000	4,715,853
LB-UBS Commercial Mortgage Trust
5.124% 11/15/32(b)	6,865,000	6,670,949
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.976% 12/15/30(b)	9,685,259	157,675
Morgan Stanley Capital I
4.970% 12/15/41	7,949,000	7,634,282
5.948% 10/15/42(b)	5,595,000	5,525,918
Wachovia Bank Commercial Mortgage Trust
6.164% 06/15/45(b)	4,355,000	4,372,822

Total Commercial Mortgage-Backed Securities (cost of $136,200,113)		131,474,716
Collateralized Mortgage Obligations – 7.5%
AGENCY – 1.1%
Federal Home Loan Mortgage Corp.
I.O.:
5.500% 01/15/23	394,326	4,228
5.500% 05/15/27	1,110,887	74,550
Federal National Mortgage Association
4.717% 08/25/12	4,622,725	4,497,095
5.500% 09/25/35	5,897,836	5,852,038
Government National Mortgage Association
4.374% 04/16/33	3,000,000	2,925,261
4.763% 01/16/25	3,993,263	3,982,739
Vendee Mortgage Trust
I.O.:
0.305% 03/15/29(b)	9,325,332	106,198
0.441% 09/15/27(b)	7,232,578	102,623
AGENCY TOTAL		17,544,732
NON - AGENCY – 6.4%
American Home Mortgage Investment Trust
5.430% 06/25/36(b)	4,954,313	4,955,586
Chaseflex Trust
5.500% 02/25/35	4,967,048	4,926,924
5.500% 06/25/35	6,597,900	6,565,867
Citigroup Mort[g]a[g]e Loan Trust, Inc.
5.685% 04/25/37(b)	18,315,300	18,273,222
5.837% 11/25/36(b)	16,706,592	16,809,412

	Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
6.416% 07/25/36(b)	2,581,896	2,617,296
Countrywide Alternative Loan Trust
5.000% 07/25/35	2,506,289	2,441,639
5.250% 03/25/35	3,157,879	3,097,394
5.500% 09/25/35	4,767,995	4,463,780
First Horizon Alternative Mortgage Securities
6.000% 01/25/35	4,979,236	4,907,316
GMAC Mortgage Corp. Loan Trust
5.648% 04/19/36(b)	2,599,556	2,590,201
GSAA Trust
3.519% 11/25/33(b)	237,260	235,144
JPMorgan Alternative Loan Trust
5.750% 12/25/36(b)	7,035,546	7,026,455
JPMorgan Mortgage Trust
4.981% 07/25/34(b)	4,557,756	4,456,138
4.989% 10/25/35(b)	3,500,000	3,453,245
Residential Accredit Loans, Inc.
5.500% 02/25/35	7,386,062	7,222,638
Residential Funding Mortgage Securities I
5.786% 07/27/37(b)	8,397,364	8,389,452
Rural Housing Trust
6.330% 04/01/26	225,819	224,836
Washington Mutual, Inc.
4.672% 04/25/35(b)	2,500,000	2,462,810
NON - AGENCY TOTAL		105,119,355

Total Collateralized Mortgage Obligations (cost of $123,693,828)		122,664,087

	Shares
Securities Lending Collateral – 6.1%
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 5.271%)	101,898,474	101,898,474

Total Securities Lending Collateral (cost of $101,898,474)		101,898,474

Par ($)
Short-Term Obligation – 21.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 07/31/07, due on 08/01/07, at 5.030%, collateralized by a U.S. Treasury Obligation maturing 11/30/11, market value of $362,358,638 (repurchase proceeds $355,300,636)	355,251,000	355,251,000

Total Short-Term Obligation (cost of $355,251,000)	355,251,000

Total Investments – 127.5% (cost of $2,123,879,851)(f)	2,104,166,781

Other Assets & Liabilities, Net – (27.5)%	(454,320,623)

Net Assets – 100.0%	1,649,846,158

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2007.

(c)	All or a portion of this security was on loan at July 31, 2007. The total market value of securities on loan at July 31, 2007, is $100,046,476.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities, which are not illiquid, amounted to $44,974,405, which represents 2.7% of net assets.

(e)	A portion of this security with a market value of $501,081 is pledged as collateral for open futures contracts.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $2,123,901,349.

(h)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,155,495	$(25,890,063)	$(19,734,568)

At July 31, 2007, the Fund held the following open short futures contracts:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Note	300	$32,226,563	$31,775,588	Sep-2007	$(450,975)
U. S. Treasury Bonds	250	27,515,625	27,116,375	Sep-2007	(399,250)
					$(850,225)

At July 31, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Note	500	$52,734,375	$52,118,812	Sep-2007	$615,563
U. S. Treasury Bonds	110	12,106,875	11,739,420	Sep-2007	367,455
					$983,018

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 24, 2007